Settlement of Consulting Contract (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 16, 2019	Dec. 31, 2020	Dec. 31, 2019
Settlement of Consulting Contract (Textual)
Termination agreement, description	The Company negotiated a termination of the Agency Agreement (the "Termination Agreement") with H&H. Under the terms of the Termination Agreement, the Company paid H&H $600,000 in cash and agreed to pay an additional $200,000 within 18 months. The Company also issued 250,000 shares of its common stock with a fair value of $100,000 to H&H. In addition, Phillip H. Holme, a principal of H&H, became a director of the Company.
Settlement of consulting contract			$ 900,000
Settlement agreement		$ 200,000
Consulting Contract Due date		Jul. 31, 2020